Note 6: Fixed Assets	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Note 6: Fixed Assets

Note 6: Fixed Assets

(Dollars in millions)	Estimated Useful Lives	2011	2010
Land		$335	$342
Buildings and improvements	12-40 years	4,885	4,908
Machinery, tools and equipment	3-20 years	9,994	10,010
Other, including under construction		766	654

		15,980	15,914
Accumulated depreciation		(9,779)	(9,634)

		$6,201	$6,280

Depreciation expense was $890 million in 2011, $900 million in 2010 and $852 million in 2009.